Income Tax - Schedule of Reconciliation of the Federal Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Federal Income Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%
Permanent book/tax difference	(16.38%)	(136.08%)
Prior year - M&A (dead deal costs)	0.00%	503.71%
True up - 2023 temporary difference	(75.39%)	0.00%
Change in valuation allowance	54.50%	(388.63%)
Income tax provision	(16.27%)	0.00%